Non-controlling interest -Summarized balance sheet - (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Assets	$ 73,903	$ 82,462
Liabilities	(80,687)	(72,886)
Non-current
Assets	266,698	285,930
Corona
Current
Assets	67,867	62,731
Liabilities	(39,466)	(42,147)
Total current net assets	28,401	20,584
Non-current
Assets	155,259	180,196
Liabilities	(39,404)	(58,801)
Total non-current net assets	115,855	121,395
Net assets	$ 144,256	$ 141,979